Schedule of Activity Term Loan (Details) - USD ($) $ in Thousands		3 Months Ended		8 Months Ended	12 Months Ended
	Apr. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Proceeds from lines of credit	$ 25,000	$ 10,000			$ 25,000
Debt issuance costs	(2,593)	(520)			(2,593)
Revenue base redemption liability	(729)			$ (500)	(500)
Warrant liability	(811)
Amortization of debt issuance costs		235			612
Loan Facility Initial Commitment Amount [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Proceeds from lines of credit	25,000	10,000
Debt issuance costs		(521)
Warrant liability		(366)
Long-term debt, beginning balance		22,084		20,867
Amortization of debt issuance costs		177		486	500
PIK interest		266		604	600
Accretion of exit fee liability		59		127	100
Long-term debt, ending balance	$ 20,867	$ 31,699		$ 22,084	$ 22,084